Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Payables
(13)	ACCRUED EXPENSES AND OTHER PAYABLES

Components of accrued expenses and other payables are as follows:

	December 31, 2011	December 31, 2012
Purchase of equipment	478,197	348,296
Withholding individual income tax payable (a)	47,652	47,768
Income tax payables	6,207	5,026
Accrued payroll and welfare	11,577	23,599
Other payable due to customers (Note 12)	89,491	89,533
Other payable due to litigation and claims (b)	0	46,668
Other accruals and payable	116,264	165,987

	749,388	726,877

(a)	Withholding individual income tax payable

As of December 31, 2011 and 2012, the Group had withholding individual income tax payable of US$47,652 and US$47,768 respectively, arising from the Group’s withholding tax obligation in relation to the exercise of share options by certain of the Group’s executives and employees pursuant to PRC tax regulations (see Note 5).

In 2008, the Group obtained notices from the relevant PRC Tax Authority granting deferral of the payment of such withholding tax obligation until the Group’s executives and employees sell their shares, at which time the Group will withhold the tax and remit it on behalf of the employees. Since the Group has no control over the payment timing, the Group has classified the payable as a current liability as of December 31, 2011 and 2012.

(b)	Other payable due to litigation and claims

On June 1, 2012, the Group received a notice from Beijing Jingyuntong Technology Co., Ltd. (“JYT”), one of its wafer equipment suppliers, to terminate the wafer equipment sales agreement entered into in July 2008. JYT also requested the Group to pay penalty as stipulated in the agreement as a result of the delay in accepting the equipment and settlement of installment payment for these equipment to be delivered in accordance with the schedule agreed in 2011. On June 8, 2012, JYT issued an arbitration request to claim for the penalty with respect to the termination of the sales agreement. In December 2012, the China International Economic and Trade Arbitration Commission (“CIETAC”) stated that by virtue of the arbitration proceedings, LDK needed to pay a penalty in the amount of approximately US$46,668 to JYT. As a result, the Group recorded such penalty payable of US$ 46,668 and charged it to general and administrative expenses in the statement of operations for the year ended December 31, 2012.